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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Retirement Solution 2020 Fund

Voya Retirement Solution 2025 Fund

Voya Retirement Solution 2030 Fund

Voya Retirement Solution 2035 Fund

Voya Retirement Solution 2040 Fund

Voya Retirement Solution 2045 Fund

Voya Retirement Solution 2050 Fund

Voya Retirement Solution 2055 Fund

Voya Retirement Solution Income Fund

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2020 Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.5%
311	iShares Barclays Aggregate Bond Fund	$34,204	5.5
377	iShares Barclays TIPS Bond Fund	43,449	7.0
278	iShares MSCI EAFE Index Fund	18,545	3.0
92	iShares S&P 500 Index Fund	18,580	3.0
57	PIMCO Total Return ETF	6,243	1.0

	Total Exchange-Traded Funds (Cost $117,715)	121,021	19.5

MUTUAL FUNDS: 80.5%
	Affiliated Investment Companies: 80.5%
3,066	Voya Floating Rate Fund - Class I	31,118	5.0
3,354	Voya Global Bond Fund - Class R6	37,192	6.0
3,684	Voya High Yield Bond Fund - Class I	31,163	5.0
5,850	Voya Intermediate Bond Fund - Class R6	59,147	9.5
1,224	Voya International Core Fund - Class I	13,924	2.2
6,015	Voya Large Cap Growth Fund - Class R6	86,915	14.1
5,269	Voya Large Cap Value Fund - Class R6	74,605	12.0
1,147	@ Voya MidCap Opportunities Fund - Class R6	31,124	5.0
2,912	Voya Multi-Manager International Equity Fund - Class I	35,502	5.7
2,056	Voya Multi-Manager Mid Cap Value Fund - Class I	31,185	5.0
601	Voya Real Estate Fund - Class R6	12,461	2.0
3,728	Voya Short Term Bond Fund - Class R6	37,317	6.0
1,004	@ Voya Small Company Fund - Class R6	18,598	3.0

	Total Mutual Funds (Cost $468,398)	500,251	80.5

	Total Investments in Securities (Cost $586,113)	$621,272	100.0
	Assets in Excess of Other Liabilities	279	–
	Net Assets	$621,551	100.0

@	Non-income producing security

Cost for federal income tax purposes is $586,322.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,318
Gross Unrealized Depreciation	(368)

Net Unrealized Appreciation	$34,950

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2020 Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$121,021	$–	$–	$121,021
Mutual Funds	500,251	–	–	500,251
Total Investments, at fair value	$621,272	$–	$–	$621,272

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$18,018	$13,202	$-	$(102)	$31,118	$219	$-	$-
Voya Global Bond Fund - Class R6	36,317	1,103	-	(228)	37,192	372	-	-
Voya High Yield Bond Fund - Class I	36,437	1,019	(6,048)	(245)	31,163	484	102	-
Voya Intermediate Bond Fund - Class R6	57,902	1,013	-	232	59,147	487	-	-
Voya International Core Fund - Class I	13,719	264	-	(59)	13,924	-	-	-
Voya Large Cap Growth Fund - Class R6	85,342	-	(1,995)	3,568	86,915	-	446	-
Voya Large Cap Value Fund - Class R6	73,992	439	(2,440)	2,614	74,605	439	543	-
Voya MidCap Opportunities Fund - Class R6	29,043	724	-	1,357	31,124	-	-	-
Voya Multi-Manager International Equity Fund - Class I	35,261	721	-	(480)	35,502	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	31,095	-	(1,015)	1,105	31,185	-	15	-
Voya Real Estate Fund - Class I	12,791	81	(12,223)	(649)	-	81	-	-
Voya Real Estate Fund - Class R6	-	12,223	(772)	1,010	12,461	-	63	-
Voya Short Term Bond Fund - Class R6	35,930	1,494	-	(107)	37,317	159	-	-
Voya Small Company Fund - Class R6	23,374	204	(5,352)	372	18,598	-	377	-
	$489,221	$32,487	$(29,845)	$8,388	$500,251	$2,241	$1,546	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2025 Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
25	iShares Barclays Aggregate Bond Fund	$2,750	4.5
51	iShares MSCI EAFE Index Fund	3,402	5.5
9	iShares S&P 500 Index Fund	1,818	3.0
8	PIMCO Total Return ETF	876	1.4

	Total Exchange-Traded Funds (Cost $8,536)	8,846	14.4

MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 85.2%
303	Voya Floating Rate Fund - Class I	3,075	5.0
331	Voya Global Bond Fund - Class R6	3,675	6.0
364	Voya High Yield Bond Fund - Class I	3,079	5.0
365	Voya Intermediate Bond Fund - Class R6	3,692	6.0
161	Voya International Core Fund - Class I	1,834	3.0
658	Voya Large Cap Growth Fund - Class R6	9,509	15.3
586	Voya Large Cap Value Fund - Class R6	8,293	13.5
136	@ Voya MidCap Opportunities Fund - Class R6	3,691	6.0
147	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,828	3.0
275	Voya Multi-Manager International Equity Fund - Class I	3,355	5.4
244	Voya Multi-Manager Mid Cap Value Fund - Class I	3,698	6.0
59	Voya Real Estate Fund - Class R6	1,231	2.0
368	Voya Short Term Bond Fund - Class R6	3,688	6.0
99	@ Voya Small Company Fund - Class R6	1,838	3.0

	Total Mutual Funds (Cost $46,815)	52,486	85.2

	Total Investments in Securities (Cost $55,351)	$61,332	99.6
	Assets in Excess of Other Liabilities	244	0.4
	Net Assets	$61,576	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,375.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,108
Gross Unrealized Depreciation	(151)

Net Unrealized Appreciation	$5,957

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,846	$–	$–	$8,846
Mutual Funds	52,486	–	–	52,486
Total Investments, at fair value	$61,332	$–	$–	$61,332

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,776	$1,309	$-	$(10)	$3,075	$22	$-	$-
Voya Global Bond Fund - Class R6	3,580	118	-	(23)	3,675	37	-	-
Voya High Yield Bond Fund - Class I	3,591	109	(589)	(32)	3,079	48	18	-
Voya Intermediate Bond Fund - Class R6	3,605	72	-	15	3,692	30	-	-
Voya International Core Fund - Class I	1,803	39	-	(8)	1,834	-	-	-
Voya Large Cap Growth Fund - Class R6	9,313	-	(174)	370	9,509	-	67	-
Voya Large Cap Value Fund - Class R6	8,205	49	(249)	288	8,293	49	61	-
Voya MidCap Opportunities Fund - Class R6	3,435	96	-	160	3,691	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	611	1,195	(58)	80	1,828	-	5	-
Voya Multi-Manager International Equity Fund - Class I	3,387	15	-	(47)	3,355	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,678	-	(92)	112	3,698	-	20	-
Voya Real Estate Fund - Class I	1,261	8	(1,135)	(134)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,134	(67)	164	1,231	-	12	-
Voya Short Term Bond Fund - Class R6	3,541	157	-	(10)	3,688	16	-	-
Voya Small Company Fund - Class R6	2,304	-	(424)	(42)	1,838	-	115	-
	$50,090	$4,301	$(2,788)	$883	$52,486	$210	$298	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2030 Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.4%
3	iShares Barclays Aggregate Bond Fund	$330	0.5
52	iShares MSCI EAFE Index Fund	3,469	5.5
16	iShares S&P 500 Index Fund	3,231	5.1
13	PIMCO Total Return ETF	1,424	2.3

	Total Exchange-Traded Funds (Cost $8,138)	8,454	13.4

MUTUAL FUNDS: 86.3%
	Affiliated Investment Companies: 86.3%
311	Voya Floating Rate Fund - Class I	3,153	5.0
373	Voya High Yield Bond Fund - Class I	3,158	5.0
265	Voya Intermediate Bond Fund - Class R6	2,682	4.3
179	Voya International Core Fund - Class I	2,038	3.2
827	Voya Large Cap Growth Fund - Class R6	11,954	18.8
756	Voya Large Cap Value Fund - Class R6	10,711	17.0
139	@ Voya MidCap Opportunities Fund - Class R6	3,785	6.0
201	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,500	4.0
308	Voya Multi-Manager International Equity Fund - Class I	3,755	6.0
250	Voya Multi-Manager Mid Cap Value Fund - Class I	3,793	6.0
61	Voya Real Estate Fund - Class R6	1,263	2.0
378	Voya Short Term Bond Fund - Class R6	3,782	6.0
102	@ Voya Small Company Fund - Class R6	1,885	3.0

	Total Mutual Funds (Cost $47,483)	54,459	86.3

	Total Investments in Securities (Cost $55,621)	$62,913	99.7
	Assets in Excess of Other Liabilities	184	0.3
	Net Assets	$63,097	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,637.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,303
Gross Unrealized Depreciation	(27)

Net Unrealized Appreciation	$7,276

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2030 Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,454	$–	$–	$8,454
Mutual Funds	54,459	–	–	54,459
Total Investments, at fair value	$62,913	$–	$–	$62,913

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,810	$1,353	$-	$(10)	$3,153	$22	$-	$-
Voya High Yield Bond Fund - Class I	3,661	134	(605)	(32)	3,158	49	18	-
Voya Intermediate Bond Fund - Class R6	2,603	69	-	10	2,682	22	-	-
Voya International Core Fund - Class I	1,991	56	-	(9)	2,038	-	-	-
Voya Large Cap Growth Fund - Class R6	11,636	-	(165)	483	11,954	-	64	-
Voya Large Cap Value Fund - Class R6	10,532	62	(266)	383	10,711	62	66	-
Voya MidCap Opportunities Fund - Class R6	3,502	121	-	162	3,785	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,255	1,222	(100)	123	2,500	-	9	-
Voya Multi-Manager International Equity Fund - Class I	3,697	108	-	(50)	3,755	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,749	-	(75)	119	3,793	-	17	-
Voya Real Estate Fund - Class I	1,285	8	(1,155)	(138)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,155	(62)	170	1,263	-	11	-
Voya Short Term Bond Fund - Class R6	3,610	183	-	(11)	3,782	16	-	-
Voya Small Company Fund - Class R6	2,349	-	(423)	(41)	1,885	-	115	-
	$51,680	$4,471	$(2,851)	$1,159	$54,459	$179	$300	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2035 Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.7%
62	iShares MSCI EAFE Index Fund	$4,136	6.5
16	iShares S&P 500 Index Fund	3,231	5.0
1	PIMCO Total Return ETF	110	0.2

	Total Exchange-Traded Funds (Cost $7,170)	7,477	11.7

MUTUAL FUNDS: 88.1%
	Affiliated Investment Companies: 88.1%
315	Voya Floating Rate Fund - Class I	3,197	5.0
378	Voya High Yield Bond Fund - Class I	3,202	5.0
174	Voya Intermediate Bond Fund - Class R6	1,759	2.8
251	Voya International Core Fund - Class I	2,862	4.5
883	Voya Large Cap Growth Fund - Class R6	12,759	20.0
812	Voya Large Cap Value Fund - Class R6	11,499	18.0
141	@ Voya MidCap Opportunities Fund - Class R6	3,838	6.0
306	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,802	5.9
416	Voya Multi-Manager International Equity Fund - Class I	5,076	7.9
253	Voya Multi-Manager Mid Cap Value Fund - Class I	3,845	6.0
62	Voya Real Estate Fund - Class R6	1,281	2.0
128	Voya Short Term Bond Fund - Class R6	1,278	2.0
103	@ Voya Small Company Fund - Class R6	1,911	3.0

	Total Mutual Funds (Cost $48,641)	56,309	88.1

	Total Investments in Securities (Cost $55,811)	$63,786	99.8
	Assets in Excess of Other Liabilities	146	0.2
	Net Assets	$63,932	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,836.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,986
Gross Unrealized Depreciation	(36)

Net Unrealized Appreciation	$7,950

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2035 Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,477	$–	$–	$7,477
Mutual Funds	56,309	–	–	56,309
Total Investments, at fair value	$63,786	$–	$–	$63,786

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,828	$1,379	$-	$(10)	$3,197	$22	$-	$-
Voya High Yield Bond Fund - Class I	3,697	150	(612)	(33)	3,202	49	19	-
Voya Intermediate Bond Fund - Class R6	1,703	50	-	6	1,759	14	-	-
Voya International Core Fund - Class I	2,784	89	-	(11)	2,862	-	-	-
Voya Large Cap Growth Fund - Class R6	12,372	-	(141)	528	12,759	-	54	-
Voya Large Cap Value Fund - Class R6	11,263	67	(249)	418	11,499	67	62	-
Voya MidCap Opportunities Fund - Class R6	3,537	137	-	164	3,838	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,615	1,237	(256)	206	3,802	-	23	-
Voya Multi-Manager International Equity Fund - Class I	5,025	120	-	(69)	5,076	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,787	-	(64)	122	3,845	-	14	-
Voya Real Estate Fund - Class I	1,298	8	(1,167)	(139)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,167	(58)	172	1,281	-	10	-
Voya Short Term Bond Fund - Class R6	1,215	66	-	(3)	1,278	6	-	-
Voya Small Company Fund - Class R6	2,372	-	(421)	(40)	1,911	-	115	-
	$53,496	$4,470	$(2,968)	$1,311	$56,309	$166	$297	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2040 Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.5%
6	iShares Barclays Aggregate Bond Fund	$660	1.0
62	iShares MSCI EAFE Index Fund	4,136	6.4
10	iShares S&P 500 Index Fund	2,020	3.1

	Total Exchange-Traded Funds (Cost $6,533)	6,816	10.5

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
128	Voya Floating Rate Fund - Class I	1,304	2.0
386	Voya High Yield Bond Fund - Class I	3,264	5.0
65	Voya Intermediate Bond Fund - Class R6	652	1.0
256	Voya International Core Fund - Class I	2,917	4.5
1,013	Voya Large Cap Growth Fund - Class R6	14,634	22.5
943	Voya Large Cap Value Fund - Class R6	13,351	20.5
168	@ Voya MidCap Opportunities Fund - Class R6	4,562	7.0
312	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,876	5.9
425	Voya Multi-Manager International Equity Fund - Class I	5,175	7.9
301	Voya Multi-Manager Mid Cap Value Fund - Class I	4,574	7.0
63	Voya Real Estate Fund - Class R6	1,305	2.0
140	@ Voya Small Company Fund - Class R6	2,599	4.0

	Total Mutual Funds (Cost $49,474)	58,213	89.3

	Total Investments in Securities (Cost $56,007)	$65,029	99.8
	Assets in Excess of Other Liabilities	138	0.2
	Net Assets	$65,167	100.0

@	Non-income producing security

Cost for federal income tax purposes is $56,030.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,027
Gross Unrealized Depreciation	(28)

Net Unrealized Appreciation	$8,999

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2040 Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,816	$–	$–	$6,816
Mutual Funds	58,213	–	–	58,213
Total Investments, at fair value	$65,029	$–	$–	$65,029

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$-	$1,309	$-	$(5)	$1,304	$5	$-	$-
Voya High Yield Bond Fund - Class I	3,757	164	(623)	(34)	3,264	50	19	-
Voya Intermediate Bond Fund - Class R6	629	22	-	1	652	5	-	-
Voya International Core Fund - Class I	2,830	100	-	(13)	2,917	-	-	-
Voya Large Cap Growth Fund - Class R6	14,144	-	(128)	618	14,634	-	49	-
Voya Large Cap Value Fund - Class R6	13,035	77	(255)	494	13,351	77	62	-
Voya MidCap Opportunities Fund - Class R6	4,193	177	(3)	195	4,562	-	1	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,659	1,259	(252)	210	3,876	-	22	-
Voya Multi-Manager International Equity Fund - Class I	5,059	186	-	(70)	5,175	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,489	-	(63)	148	4,574	-	14	-
Voya Real Estate Fund - Class I	1,319	8	(1,186)	(141)	-	9	-	-
Voya Real Estate Fund - Class R6	-	1,186	(56)	175	1,305	-	10	-
Voya Small Company Fund - Class R6	3,013	-	(402)	(12)	2,599	-	109	-
	$55,127	$4,488	$(2,968)	$1,566	$58,213	$146	$286	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2045 Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.7%
6	iShares Barclays Aggregate Bond Fund	$660	1.0
65	iShares MSCI EAFE Index Fund	4,336	6.6
10	iShares S&P 500 Index Fund	2,020	3.1

	Total Exchange-Traded Funds (Cost $6,729)	7,016	10.7

MUTUAL FUNDS: 89.1%
	Affiliated Investment Companies: 89.1%
129	Voya Floating Rate Fund - Class I	1,312	2.0
130	Voya Intermediate Bond Fund - Class R6	1,313	2.0
301	Voya International Core Fund - Class I	3,425	5.2
1,064	Voya Large Cap Growth Fund - Class R6	15,381	23.6
995	Voya Large Cap Value Fund - Class R6	14,092	21.5
169	@ Voya MidCap Opportunities Fund - Class R6	4,594	7.0
314	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,901	5.9
481	Voya Multi-Manager International Equity Fund - Class I	5,859	8.9
303	Voya Multi-Manager Mid Cap Value Fund - Class I	4,603	7.0
63	Voya Real Estate Fund - Class R6	1,314	2.0
141	@ Voya Small Company Fund - Class R6	2,616	4.0

	Total Mutual Funds (Cost $49,295)	58,410	89.1

	Total Investments in Securities (Cost $56,024)	$65,426	99.8
	Assets in Excess of Other Liabilities	156	0.2
	Net Assets	$65,582	100.0

@	Non-income producing security

Cost for federal income tax purposes is $56,049.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,407
Gross Unrealized Depreciation	(30)

Net Unrealized Appreciation	$9,377

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2045 Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,016	$–	$–	$7,016
Mutual Funds	58,410	–	–	58,410
Total Investments, at fair value	$65,426	$–	$–	$65,426

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$-	$1,317	$-	$(5)	$1,312	$5	$-	$-
Voya High Yield Bond Fund - Class I	1,260	6	(1,227)	(39)	-	12	32	-
Voya Intermediate Bond Fund - Class R6	632	675	-	6	1,313	7	-	-
Voya International Core Fund - Class I	3,321	119	-	(15)	3,425	-	-	-
Voya Large Cap Growth Fund - Class R6	14,859	-	(130)	652	15,381	-	49	-
Voya Large Cap Value Fund - Class R6	13,751	82	(264)	523	14,092	82	64	-
Voya MidCap Opportunities Fund - Class R6	4,218	181	-	195	4,594	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,651	1,266	(228)	212	3,901	-	21	-
Voya Multi-Manager International Equity Fund - Class I	5,767	172	-	(80)	5,859	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,516	-	(62)	149	4,603	-	14	-
Voya Real Estate Fund - Class I	1,327	8	(1,192)	(143)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,193	(56)	177	1,314	-	10	-
Voya Small Company Fund - Class R6	3,031	-	(403)	(12)	2,616	-	110	-
	$55,333	$5,019	$(3,562)	$1,620	$58,410	$114	$300	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2050 Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.7%
6	iShares Barclays Aggregate Bond Fund	$660	1.0
65	iShares MSCI EAFE Index Fund	4,336	6.6
10	iShares S&P 500 Index Fund	2,020	3.1

	Total Exchange-Traded Funds (Cost $6,729)	7,016	10.7

MUTUAL FUNDS: 89.1%
	Affiliated Investment Companies: 89.1%
129	Voya Floating Rate Fund - Class I	1,312	2.0
130	Voya Intermediate Bond Fund - Class R6	1,313	2.0
301	Voya International Core Fund - Class I	3,426	5.2
1,065	Voya Large Cap Growth Fund - Class R6	15,382	23.6
995	Voya Large Cap Value Fund - Class R6	14,093	21.5
169	@ Voya MidCap Opportunities Fund - Class R6	4,594	7.0
314	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,901	5.9
481	Voya Multi-Manager International Equity Fund - Class I	5,859	8.9
303	Voya Multi-Manager Mid Cap Value Fund - Class I	4,603	7.0
63	Voya Real Estate Fund - Class R6	1,314	2.0
141	@ Voya Small Company Fund - Class R6	2,616	4.0

	Total Mutual Funds (Cost $49,328)	58,413	89.1

	Total Investments in Securities (Cost $56,057)	$65,429	99.8
	Assets in Excess of Other Liabilities	157	0.2
	Net Assets	$65,586	100.0

@	Non-income producing security

Cost for federal income tax purposes is $56,082.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,377
Gross Unrealized Depreciation	(30)

Net Unrealized Appreciation	$9,347

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2050 Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,016	$–	$–	$7,016
Mutual Funds	58,413	–	–	58,413
Total Investments, at fair value	$65,429	$–	$–	$65,429

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$-	$1,317	$-	$(5)	$1,312	$5	$-	$-
Voya High Yield Bond Fund - Class I	1,260	6	(1,227)	(39)	-	12	32	-
Voya Intermediate Bond Fund - Class R6	632	674	-	7	1,313	7	-	-
Voya International Core Fund - Class I	3,321	119	-	(14)	3,426	-	-	-
Voya Large Cap Growth Fund - Class R6	14,862	-	(131)	651	15,382	-	50	-
Voya Large Cap Value Fund - Class R6	13,755	82	(266)	522	14,093	82	64	-
Voya MidCap Opportunities Fund - Class R6	4,219	180	-	195	4,594	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,647	1,266	(224)	212	3,901	-	21	-
Voya Multi-Manager International Equity Fund - Class I	5,763	176	-	(80)	5,859	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,517	-	(63)	149	4,603	-	14	-
Voya Real Estate Fund - Class I	1,327	8	(1,191)	(144)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,191	(55)	178	1,314	-	10	-
Voya Small Company Fund - Class R6	3,032	-	(403)	(13)	2,616	-	110	-
	$55,335	$5,019	$(3,560)	$1,619	$58,413	$114	$301	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2055 Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.1%
66	iShares MSCI EAFE Index Fund	$4,403	6.7
16	iShares S&P 500 Index Fund	3,231	4.9
3	PIMCO Total Return ETF	329	0.5

	Total Exchange-Traded Funds (Cost $7,640)	7,963	12.1

MUTUAL FUNDS: 87.6%
	Affiliated Investment Companies: 87.6%
163	Voya Intermediate Bond Fund - Class R6	1,644	2.5
301	Voya International Core Fund - Class I	3,431	5.2
1,066	Voya Large Cap Growth Fund - Class R6	15,407	23.6
997	Voya Large Cap Value Fund - Class R6	14,115	21.5
170	@ Voya MidCap Opportunities Fund - Class R6	4,601	7.0
314	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,907	5.9
481	Voya Multi-Manager International Equity Fund - Class I	5,868	8.9
304	Voya Multi-Manager Mid Cap Value Fund - Class I	4,610	7.0
63	Voya Real Estate Fund - Class R6	1,316	2.0
141	@ Voya Small Company Fund - Class R6	2,620	4.0

	Total Mutual Funds (Cost $48,416)	57,519	87.6

	Total Investments in Securities (Cost $56,056)	$65,482	99.7
	Assets in Excess of Other Liabilities	202	0.3
	Net Assets	$65,684	100.0

@	Non-income producing security

Cost for federal income tax purposes is $56,080.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,402
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$9,402

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2055 Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,963	$–	$–	$7,963
Mutual Funds	57,519	–	–	57,519
Total Investments, at fair value	$65,482	$–	$–	$65,482

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class I	$1,261	$6	$(1,228)	$(39)	$-	$11	$32	$-
Voya Intermediate Bond Fund - Class R6	317	1,319	-	8	1,644	7	-	-
Voya International Core Fund - Class I	3,345	101	-	(15)	3,431	-	-	-
Voya Large Cap Growth Fund - Class R6	14,874	-	(121)	654	15,407	-	47	-
Voya Large Cap Value Fund - Class R6	13,765	82	(256)	524	14,115	82	62	-
Voya MidCap Opportunities Fund - Class R6	4,222	183	-	196	4,601	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,677	1,266	(248)	212	3,907	-	23	-
Voya Multi-Manager International Equity Fund - Class I	5,793	154	-	(79)	5,868	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,520	-	(60)	150	4,610	-	13	-
Voya Real Estate Fund - Class I	1,328	8	(1,193)	(143)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,193	(55)	178	1,316	-	10	-
Voya Small Company Fund - Class R6	3,034	-	(402)	(12)	2,620	-	110	-
	$55,136	$4,312	$(3,563)	$1,634	$57,519	$108	$297	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution Income Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.2%
16	iShares Barclays Aggregate Bond Fund	$1,760	3.1
45	iShares Barclays TIPS Bond Fund	5,185	9.1
25	iShares MSCI EAFE Index Fund	1,668	2.9
6	iShares S&P 500 Index Fund	1,212	2.1

	Total Exchange-Traded Funds (Cost $9,895)	9,825	17.2

MUTUAL FUNDS: 83.3%
	Affiliated Investment Companies: 83.3%
283	Voya Floating Rate Fund - Class I	2,874	5.0
310	Voya Global Bond Fund - Class R6	3,435	6.0
340	Voya High Yield Bond Fund - Class I	2,878	5.0
1,650	Voya Intermediate Bond Fund - Class R6	16,681	29.2
25	Voya International Core Fund - Class I	286	0.5
437	Voya Large Cap Growth Fund - Class R6	6,308	11.1
365	Voya Large Cap Value Fund - Class R6	5,168	9.0
64	@ Voya MidCap Opportunities Fund - Class R6	1,725	3.0
70	Voya Multi-Manager International Equity Fund - Class I	855	1.5
114	Voya Multi-Manager Mid Cap Value Fund - Class I	1,728	3.0
55	Voya Real Estate Fund - Class R6	1,151	2.0
459	Voya Short Term Bond Fund - Class R6	4,596	8.0

	Total Mutual Funds (Cost $45,255)	47,685	83.3

	Total Investments in Securities (Cost $55,150)	$57,510	100.5
	Liabilities in Excess of Other Assets	(267)	(0.5)
	Net Assets	$57,243	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,205.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,825
Gross Unrealized Depreciation	(520)

Net Unrealized Appreciation	$2,305

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution Income Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,825	$–	$–	$9,825
Mutual Funds	47,685	–	–	47,685
Total Investments, at fair value	$57,510	$–	$–	$57,510

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,657	$1,227	$-	$(10)	$2,874	$20	$-	$-
Voya Global Bond Fund - Class R6	3,340	116	-	(21)	3,435	34	-	-
Voya High Yield Bond Fund - Class I	3,351	109	(552)	(30)	2,878	45	17	-
Voya Intermediate Bond Fund - Class R6	16,261	354	-	66	16,681	138	-	-
Voya International Core Fund - Class I	280	7	-	(1)	286	-	-	-
Voya Large Cap Growth Fund - Class R6	6,167	43	(141)	239	6,308	-	54	-
Voya Large Cap Value Fund - Class R6	5,104	66	(176)	174	5,168	30	44	-
Voya MidCap Opportunities Fund - Class R6	1,870	14	(196)	37	1,725	-	49	-
Voya Multi-Manager International Equity Fund - Class I	846	21	-	(12)	855	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,002	14	(293)	5	1,728	-	65	-
Voya Real Estate Fund - Class I	1,176	15	(1,066)	(125)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,066	(68)	153	1,151	-	12	-
Voya Short Term Bond Fund - Class R6	4,406	203	-	(13)	4,596	20	-	-
	$46,460	$3,255	$(2,492)	$462	$47,685	$295	$241	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 27, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 27, 2014